Restructuring - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 6,500	$ 10,000
Termination benefit related to headcount reductions	18	469
Accrued Expense [Member]
Restructuring Cost and Reserve [Line Items]
Termination benefit related to headcount reductions	$ 0	500
Computer software and web development [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization		3,400
Digital Content Assets
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation / amortization		$ 2,700